Total Capital and Net (Loss) Income Per Unit (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Capital Unit [Line Items]
General partner interest percentage			2.00%
Distributions payable			$ 28,274,000
Common Units
Capital Unit [Line Items]
Cash distribution per unit (USD per share) (below)	$ 0.4625	$ 0.4625	$ 0.4625	$ 0.4625
Series A Preferred Units
Capital Unit [Line Items]
Dividend rate, percentage			9.00%
Public
Capital Unit [Line Items]
General partner's proportionate contribution (as a percent)			68.30%
Limited Partners | Preferred Units
Capital Unit [Line Items]
Distributions payable	$ 2,800,000	$ 0	$ 5,531,000	$ 0
Limited Partners | Common Units
Capital Unit [Line Items]
Distributions payable			$ 22,288,000